Employee Benefit Plan, Schedule, Delinquent Participant Contribution (Tables) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Schedule of Delinquent Participant Contribution [Abstract]
EBP, Contribution
Total that Constitutes Nonexempt Prohibited Transactions
__________________________________________________________________________

Participant Contributions Transferred Late to Plan	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction In VFCP	Total Fully Corrected Under VFCP And PTE 2002-51
Check Here if Late Participant Loan Repayments are included
☑	$2,848,602	$—	$—	$—

EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Contribution
Total that Constitutes Nonexempt Prohibited Transactions
__________________________________________________________________________

Participant Contributions Transferred Late to Plan	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction In VFCP	Total Fully Corrected Under VFCP And PTE 2002-51
Check Here if Late Participant Loan Repayments are included
☑	$2,848,602	$—	$—	$—